Expense Example, No Redemption - Eaton Vance Domestic Equity Funds - Classes A,C,I,R and R6	Jun. 30, 2026 USD ($)
Eaton Vance Dividend Builder Fund | A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 622
Expense Example, No Redemption, 3 Years	827
Expense Example, No Redemption, 5 Years	1,048
Expense Example, No Redemption, 10 Years	1,685
Eaton Vance Dividend Builder Fund | C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	551
Expense Example, No Redemption, 5 Years	949
Expense Example, No Redemption, 10 Years	1,864
Eaton Vance Dividend Builder Fund | I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	930
Eaton Vance Growth Fund | A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	625
Expense Example, No Redemption, 3 Years	839
Expense Example, No Redemption, 5 Years	1,069
Expense Example, No Redemption, 10 Years	1,729
Eaton Vance Growth Fund | C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	182
Expense Example, No Redemption, 3 Years	563
Expense Example, No Redemption, 5 Years	970
Expense Example, No Redemption, 10 Years	1,908
Eaton Vance Growth Fund | I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	439
Expense Example, No Redemption, 10 Years	978
Eaton Vance Growth Fund | R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	131
Expense Example, No Redemption, 3 Years	409
Expense Example, No Redemption, 5 Years	708
Expense Example, No Redemption, 10 Years	1,556
Eaton Vance Growth Fund | R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	249
Expense Example, No Redemption, 5 Years	433
Expense Example, No Redemption, 10 Years	966
Eaton Vance Large-Cap Value Fund | A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	624
Expense Example, No Redemption, 3 Years	833
Expense Example, No Redemption, 5 Years	1,059
Expense Example, No Redemption, 10 Years	1,707
Eaton Vance Large-Cap Value Fund | C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	180
Expense Example, No Redemption, 3 Years	557
Expense Example, No Redemption, 5 Years	959
Expense Example, No Redemption, 10 Years	1,886
Eaton Vance Large-Cap Value Fund | I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	79
Expense Example, No Redemption, 3 Years	246
Expense Example, No Redemption, 5 Years	428
Expense Example, No Redemption, 10 Years	954
Eaton Vance Large-Cap Value Fund | R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	129
Expense Example, No Redemption, 3 Years	403
Expense Example, No Redemption, 5 Years	697
Expense Example, No Redemption, 10 Years	1,534
Eaton Vance Large-Cap Value Fund | R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	395
Expense Example, No Redemption, 10 Years	883
Eaton Vance Small-Cap Fund | A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	642
Expense Example, No Redemption, 3 Years	925
Expense Example, No Redemption, 5 Years	1,229
Expense Example, No Redemption, 10 Years	2,091
Eaton Vance Small-Cap Fund | C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	199
Expense Example, No Redemption, 3 Years	653
Expense Example, No Redemption, 5 Years	1,133
Expense Example, No Redemption, 10 Years	2,267
Eaton Vance Small-Cap Fund | I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	98
Expense Example, No Redemption, 3 Years	344
Expense Example, No Redemption, 5 Years	610
Expense Example, No Redemption, 10 Years	1,370
Eaton Vance Small-Cap Fund | R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	149
Expense Example, No Redemption, 3 Years	500
Expense Example, No Redemption, 5 Years	875
Expense Example, No Redemption, 10 Years	$ 1,929